Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II
Arxis
Valuation and Qualifying Accounts
For the Years Ended December 31, 2025, 2024 and 2023

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Valuation allowance for deferred tax assets:
Year ended December 31, 2025	$27,388	$7,074	$1,589	$—	$36,051
Year ended December 31, 2024	5,731	12,698	8,959	—	27,388
Year ended December 31, 2023	88	5,643	—	—	5,731